UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Riverstone Holdings LLC

Address:   712 Fifth Avenue
           New York, NY 10019


Form 13F File Number: 028-12939


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Walker
Title:  Authorized Person
Phone:  212-993-0095

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas Walker                  New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               5

Form 13F Information Table Value Total:  $    2,294,266
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-12940             Riverstone Investment Group LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ATLAS RESOURCE PARTNERS LP   COM UNIT LTD PR 04941A101   185,862  7,683,442 SH       DEFINED    1         7,683,442      0    0
COBALT INTL ENERGY INC       COM             19075F106 1,407,355 49,906,206 SH       DEFINED    1        49,906,206      0    0
NISKA GAS STORAGE PARTNERS L UNIT LTD LIABI  654678101   218,860 16,992,245 SH       DEFINED    1        16,992,245      0    0
ENDURO RTY TR                TR UNIT         29269K100   211,464 13,200,000 SH       DEFINED    1        13,200,000      0    0
SANDRIDGE ENERGY INC         COM             80007P307   270,725 51,370,888 SH       DEFINED    1        51,370,888      0    0


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